Trade and Other Receivables (Details) - Schedule of movement of allowance for doubtful accounts - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and Other Receivables [Abstract]
Opening balance	S/ 12,781	S/ 11,329	S/ 1,685
Additions	1,582	1,452	9,717
Recoveries	(5)		(62)
Write-off			(11)
Ending balance	S/ 14,358	S/ 12,781	S/ 11,329